STOCK BASED COMPENSATION - Summary of stock options (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 29, 2018	Dec. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
2012 Plan | Stock Options
Number of Options
Options outstanding at beginning (in shares)	2,884	3,498	5,488
Options granted (in shares)		77	166
Options exercised (in shares)	(560)	(156)	(1,564)
Options forfeited, cancelled (in shares)	(172)	(529)	(592)
Options expired (in shares)	(24)	(6)
Options outstanding at ending (in shares)		2,884	3,498	5,488
Options exercisable (in shares)	1,733
Weighted Average Exercise Price
Weighted average exercise price at beginning (per share)	$ 5.22	$ 4.10	$ 1.27
Options granted (per share)		53.51	50.80
Options exercised (per share)	0.47	0.65	0.38
Options forfeited, cancelled (per share)	47.91	5.71	0.73
Options expired (per share)	53.55	46.63
Weighted average exercise price at ending (per share)		$ 5.22	$ 4.10	$ 1.27
Options exercisable (per share)	$ 2.36
Weighted average remaining contractual term (Years)		6 years 1 month 6 days	5 years 11 months 27 days	7 years 4 months 28 days
Weighted average remaining contractual term of options exercisable (years)	5 years 1 month 10 days
Aggregate intrinsic value of options exercisable options	$ 21,596
Total intrinsic value of stock options exercised	10,000	$ 5,500	$ 82,400
Total fair value of stock options vested	$ 15,200	$ 17,700	$ 105,700
2018 Plan
Number of Options
Options granted (in shares)	761
2018 Plan | Stock Options
Number of Options
Options granted (in shares)	761
Weighted Average Exercise Price
Options granted (per share)	$ 18.00
2012 and 2018 Plans | Stock Options
Number of Options
Options outstanding at ending (in shares)	2,889
Weighted Average Exercise Price
Weighted average exercise price at ending (per share)	$ 6.56
Weighted average remaining contractual term (Years)	6 years 5 months 23 days
Aggregate intrinsic value of options outstanding options	$ 23,844